Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 247,320	$ 217,809
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	160,430	144,066
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 86,890	$ 73,743